VESSELS HELD UNDER CAPITAL LEASES - Additional Information (Details) - vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Number of vessels under capital lease	1	1
Lease term	10 years
Maximum
Capital Leased Assets [Line Items]
Lease term	3 years	4 years